Scully and its Significant Subsidiaries - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 CAD ($) shares	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 subsidiary
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	50.00%
Loss on disposition of subsidiaries	$ 546
(Gain) loss on dispositions of subsidiaries	(546)	$ 2,243	$ 25,099
Gain from disposition of subsidiary		229
Recognition of a pre-tax gain			25,740
Recognition of deferred tax expense			7,204
Reclassification of cumulative currency translation adjustment loss (gain)	$ 215	$ (1,758)	672
Recognition of a non current liability			3,645
Recognition of non-controlling interests			6,441
Proportion of ownership interest in subsidiary	99.68%
Adjustment to deficit under equity			6,284
Gains on deconsolidation of subsidiaries			$ 25,099
Number of subsidiaries | subsidiary				2
Maximum percentage of ownership of each subsidiary to exercise rights of non controlling interest			0.50%
Merkanti Holding plc
Disclosure of subsidiaries [line items]
Number of shares issued | shares	20,000
Cash consideration	$ 8
Cash receivable	$ 23
Proportion of ownership interest in subsidiary	99.96%